Taxation - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential Income Tax Rate	15.00%
Tax concession exemption period from corporate income tax.	5 years
Unrecognized deferred tax assets	¥ 42	¥ 116
Cumulative tax losses	¥ 436	¥ 511
Bottom of range
Income Taxes [Line Items]
Reduced tax rate	5.00%
Cumulative tax losses expiration period	2020
Top of range
Income Taxes [Line Items]
Reduced tax rate	10.00%
Cumulative tax losses expiration period	2024
Guangzhou Kugou Computer Technology Co Ltd
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Beijing Kuwo
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Tencent Music Entertainment Technology Shenzhen Co Ltd
Income Taxes [Line Items]
Applicable tax rate			15.00%
Preferential Income Tax Rate		15.00%	15.00%
Reduced tax rate	12.50%
Yeelion Online Network Technology Beijing Co Ltd
Income Taxes [Line Items]
Reduced tax rate	12.50%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%